UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22106

Tortoise Power and Energy Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

Tortoise Power and Energy Infrastructure Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2014
	Principal Amount/Shares	Fair Value
Corporate Bonds - 60.8% (1)
Crude/Refined Products Pipelines - 4.7% (1)
Canada - 2.1% (1)
Gibson Energy Inc., 6.750%, 07/15/2021 (2)	$4,500,000	$4,860,000
United States - 2.6% (1)
SemGroup LP, 7.500%, 06/15/2021	5,450,000	5,886,000
		10,746,000
Local Distribution Pipelines - 6.5% (1)
United States - 6.5% (1)
CenterPoint Energy, Inc., 6.500%, 05/01/2018 (3)	4,000,000	4,642,168
NiSource Finance Corp., 6.400%, 03/15/2018 (3)	3,500,000	4,032,329
Source Gas, LLC, 5.900%, 04/01/2017 (2) (3)	5,770,000	6,058,500
		14,732,997
Natural Gas/Natural Gas Liquids Pipelines - 16.9% (1)
Canada - 2.7% (1)
TransCanada Pipelines Limited, 6.350%, 05/15/2067	6,000,000	6,247,500
United States - 14.2% (1)
El Paso Corp., 6.500%, 09/15/2020 (3)	6,000,000	6,987,600
EQT Corp., 6.500%, 04/01/2018	2,000,000	2,299,086
EQT Corp., 8.125%, 06/01/2019	2,000,000	2,481,422
Florida Gas Transmission Co., LLC, 5.450%, 07/15/2020 (2) (3)	1,500,000	1,694,205
Midcontinent Express Pipeline LLC, 6.700%, 09/15/2019 (2)	6,000,000	6,795,000
Ruby Pipeline, LLC, 6.000%, 04/01/2022 (2) (3)	1,500,000	1,707,106
Southern Star Central Corp., 5.125%, 07/15/2022 (2)	3,000,000	3,037,500
Southern Star Central Gas Pipeline, Inc., 6.000%, 06/01/2016 (2) (3)	2,000,000	2,128,688
Williams Companies, Inc., 7.875%, 09/01/2021	4,000,000	4,927,724
		38,305,831

Natural Gas Gathering/Processing - 4.8% (1)
United States - 4.8% (1)
DCP Midstream LLC, 9.750%, 03/15/2019 (2) (3)	5,000,000	6,470,555
Enogex LLC, 6.250%, 03/15/2020 (2) (3)	4,000,000	4,397,048
		10,867,603
Oil and Gas Exploration and Production - 5.7% (1)
United States - 5.7% (1)
Carrizo Oil & Gas, Inc., 7.500%, 09/15/2020	2,000,000	2,140,000
Chesapeake Energy Corp., 7.250%, 12/15/2018 (3)	3,500,000	4,068,750
Concho Resources, Inc., 5.500%, 04/01/2023	2,000,000	2,135,000
Denbury Resources Inc., 6.375%, 08/15/2021	1,000,000	1,067,500
EP Energy / EP Finance Inc., 9.375%, 05/01/2020 (3)	3,000,000	3,382,500
		12,793,750
Oilfield Services - 1.7% (1)
United States - 1.7% (1)
Pride International, Inc., 8.500%, 06/15/2019	3,000,000	3,783,228

Power/Utility - 20.5% (1)
United States - 20.5% (1)
CMS Energy Corp., 8.750%, 06/15/2019	5,185,000	6,663,835
Dominion Resources, Inc., 8.375%, 06/15/2064 (4)	183,000	4,721,400
Duquesne Light Holdings, Inc., 6.400%, 09/15/2020 (2)	3,000,000	3,550,161
Duquesne Light Holdings, Inc., 5.900%, 12/01/2021 (2)	2,000,000	2,351,466
FPL Group Capital, Inc., 6.650%, 06/15/2067	1,029,000	1,052,153
Integrys Energy Group, Inc., 6.110%, 12/01/2066 (3)	3,750,000	3,843,750
IPALCO Enterprises, Inc., 7.250%, 04/01/2016 (2)	4,000,000	4,310,000
NRG Energy, Inc., 6.250%, 07/15/2022 (2)	6,000,000	6,285,000
NRG Yield LLC, 5.375%, 08/15/2024 (2)	2,500,000	2,587,500
NV Energy, Inc., 6.250%, 11/15/2020 (3)	1,000,000	1,188,831
PPL Capital Funding, Inc., 6.700%, 03/30/2067 (3)	6,000,000	6,119,340
Wisconsin Energy Corp., 6.250%, 05/15/2067	3,450,000	3,583,687
		46,257,123

Total Corporate Bonds (Cost $124,546,162)		137,486,532

Master Limited Partnerships and Related Companies - 46.4% (1)

Crude/Refined Products Pipelines - 21.6% (1)
United States - 21.6% (1)
Buckeye Partners, L.P. (3)	54,000	4,266,000
Enbridge Energy Management, L.L.C. (3) (5) (6)	553,030	19,809,528
Genesis Energy, L.P.	11,800	657,260
Holly Energy Partners, L.P. (3)	56,100	2,035,869
Magellan Midstream Partners, L.P. (3)	52,090	4,371,914
NuStar Energy L.P. (3)	31,200	2,062,008
Oiltanking Partners, L.P.	18,800	922,892
Phillips 66 Partners LP	15,500	1,147,000
Plains All American Pipeline, L.P. (3)	72,959	4,372,433
Sunoco Logistics Partners L.P. (3)	152,786	7,559,851
Tesoro Logistics LP	13,400	941,752
Valero Energy Partners LP	13,794	735,358
		48,881,865

Natural Gas/Natural Gas Liquids Pipelines - 17.5% (1)
United States - 17.5% (1)
Energy Transfer Equity, L.P. (3)	33,384	2,024,739
Energy Transfer Partners, L.P. (3)	101,200	5,813,940
Enterprise Products Partners L.P. (3)	190,024	7,720,675
Kinder Morgan Management, LLC (3) (5)	191,881	18,750,627
ONEOK Partners, L.P. (3)	61,203	3,637,294
Regency Energy Partners, L.P. (3)	47,552	1,568,265
		39,515,540

Natural Gas Gathering/Processing - 7.3% (1)
United States - 7.3% (1)
Access Midstream Partners, L.P.	10,700	688,545
DCP Midstream Partners, LP (3)	71,827	4,063,972
EnLink Midstream Partners, L.P.	22,400	694,176
MarkWest Energy Partners, L.P. (3)	56,700	4,520,691
Targa Resources Partners L.P. (3)	86,500	6,435,600
		16,402,984

Total Master Limited Partnerships and Related Companies (Cost $35,768,523)		104,800,389

Common Stock - 9.3% (1)
Natural Gas/Natural Gas Liquids Pipelines - 2.6% (1)
United States - 2.6% (1)
ONEOK, Inc.	19,100	1,340,820
Spectra Energy Corp.	45,500	1,895,530
Williams Companies, Inc.	43,103	2,562,042
		5,798,392
Power/Utility - 6.7% (1)
United Kingdom - 1.6% (1)
Abengoa Yield plc	91,707	3,678,368
United States - 5.1% (1)
NextEra Energy Partners, LP	79,127	2,778,149
NRG Yield, Inc.	94,610	5,145,838
TerraForm Power, Inc.	117,822	3,680,759
		15,283,114

Total Common Stock (Cost $15,938,925)		21,081,506

Short-Term Investment - 0.1% (1)
United States Investment Company - 0.1% (1)
Fidelity Institutional Money Market Portfolio - Class I, 0.05% (7) (Cost $122,891)	122,891	122,891

Total Investments - 116.6% (1) (Cost $176,376,501)		263,491,318
Interest Rate Swap Contracts - (0.1%) (1)
$26,000,000 notional - unrealized depreciation		(234,446)
Other Assets and Liabilities - (16.5%) (1)		(37,232,132)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$226,024,740

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have been fair valued in accordance with procedures approved by the Board of Directors and have a total fair value of $56,232,729, which represents 24.9% of net assets.
(3)	All or a portion of the security is segregated as collateral for the margin borrowing facility.
(4)	Security has characteristics that are similar to corporate bonds although it trades in a manner similar to an equity investment.
The security has a quoted price in an active market and is classified as a Level 1 investment within the fair value hierarchy.
(5) Security distributions are paid-in-kind.
(6)	A portion of the security is segregated as collateral for the unrealized depreciation of interest rate swap contracts of $234,446.
(7) Rate indicated is the current yield as of August 31, 2014.

Various inputs are used in determining the fair value of the Company’s financial instruments.  These inputs are summarized in the three broad levels listed below:

    Level 1 – quoted prices in active markets for identical investments
    Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
    Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets by level within the fair value hierarchy as of August 31, 2014.  These assets are measured on a recurring basis.

	Fair Value at
Description	August 31, 2014	Level 1	Level 2	Level 3
Assets
Debt Securities:
Corporate Bonds(a)	$137,486,532	$4,721,400	$132,765,132	$-
Equity Securities: Common Stock(a)	21,081,506	21,081,506	-	-
Master Limited Partnerships and Related Companies(a)	104,800,389	104,800,389	-	-
Other:
Short-Term Investment(b)	122,891	122,891	-	-
Total Assets	$263,491,318	$130,726,186	$132,765,132	$-
Liabilities
Interest Rate Swap Contracts	$234,446	$-	$234,446	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at August 31, 2014.

The Company did not hold any Level 3 securities during the period from December 1, 2013 through August 31, 2014.  The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period from December 1, 2013 through August 31, 2014.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments.

Some debt securities are fair valued using a market value obtained from an approved pricing service which utilizes a pricing matrix based upon yield data for securities with similar characteristics or from a direct written broker-dealer quotation from a dealer who has made a market in the security.  This pricing methodology applies to the Company’s Level 2 assets.

Interest rate swap contracts are valued by using industry-accepted models which discount the estimated future cash flows based on a forward rate curve and the stated terms of the interest rate swap agreement by using interest rates currently available in the market, or based on dealer quotations, if available, which applies to the Company’s Level 2 liabilities.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the principal amount, acquisition date(s), acquisition cost, fair value and the percent of net assets which the securities comprise at August 31, 2014.  Each of the securities in the table below are eligible for resale under Rule 144A under the Securities Act of 1933.

Investment Security	Principal Amount	Acquisition Date(s)	Acquisition Cost	Fair Value	Fair Value as Percent of Net Assets
DCP Midstream LLC, 9.750%, 03/15/2019	$5,000,000	08/07/09-08/17/12	$6,052,370	$6,470,555	2.9%
Duquesne Light Holdings, Inc., 6.400%, 09/15/2020	3,000,000	11/30/11	3,180,330	3,550,161	1.6
Duquesne Light Holdings, Inc., 5.900%, 12/01/2021	2,000,000	11/18/11-12/05/11	2,074,420	2,351,466	1.0
Enogex LLC, 6.250%, 03/15/2020	4,000,000	02/26/10-04/22/10	4,118,593	4,397,048	1.9
Florida Gas Transmission Co., LLC, 5.450%, 07/15/2020	1,500,000	07/08/10-01/04/11	1,551,220	1,694,205	0.8
Gibson Energy Inc., 6.750%, 07/15/2021	4,500,000	06/26/13-07/01/13	4,459,760	4,860,000	2.2
IPALCO Enterprises, Inc., 7.250%, 04/01/2016	4,000,000	11/03/09-01/04/11	4,165,000	4,310,000	1.9
Midcontinent Express Pipeline, LLC, 6.700%, 09/15/2019	6,000,000	09/09/09-03/02/10	6,055,570	6,795,000	3.0
NRG Energy, Inc., 6.250%, 07/15/2022	6,000,000	02/11/14	6,135,000	6,285,000	2.8
NRG Yield LLC, 5.375%, 08/15/2024	2,500,000	07/31/14	2,530,000	2,587,500	1.1
Ruby Pipeline, LLC, 6.000%, 04/01/2022	1,500,000	09/17/12	1,616,250	1,707,106	0.8
Source Gas, LLC, 5.900%, 04/01/2017	5,770,000	04/21/10	5,544,521	6,058,500	2.7
Southern Star Central Corp., 5.125%, 07/15/2022	3,000,000	06/17/14	3,041,250	3,037,500	1.3
Southern Star Central Gas Pipeline, Inc., 6.000%, 06/01/2016	2,000,000	08/24/09	1,970,000	2,128,688	0.9
			$52,494,284	$56,232,729	24.9%

As of August 31, 2014, the aggregate cost of securities for federal income tax purposes was $169,225,632.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $94,481,721, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $216,035 and the net unrealized appreciation was $94,265,686.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: October 30, 2014	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: October 30, 2014	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: October 30, 2014	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer